Cover	Sep. 13, 2022
Cover [Abstract]
Document Type	8-K
Entity Incorporation, State or Country Code	NV
Entity File Number	001-33034
Entity Tax Identification Number	30-0233726
Entity Address, Address Line One	40 Wall Street, 58th Floor, New York, NY
Entity Address, Postal Zip Code	10005
City Area Code	980
Entity Address, City or Town
Entity Address, Country
Country Region	(212)
Local Phone Number	4400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	FRHC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000924805
Entity Registrant Name	FREEDOM HOLDING CORP.